Note 32 Amount of capital CC1 (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount of capital CC1 [Line Items]
Total Tier 1		€ 55,934,000	€ 56,822	€ 52,150
Total capital tier 1 tier 2		68,365,000	66,680	60,332
Total RWA		397,241,000	394,468	363,915
Capital and share premium [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		21,266,000	22,008	22,629
Retained earnings and equity instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[1]	42,657,000	39,652	34,889
Other accumulated income and other reserves [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(17,459,000)	(14,334)	(12,872)
Non-controlling interests [member]
Amount of capital CC1 [Line Items]
Total Tier 1		2,762,000	2,343	1,864
Net interim attributable profit [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[1]	5,244,000	5,013	4,759
Common equity tier 1 CET1 before oter regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		54,471,000	54,681	51,269
Classes of intangible assets and goodwill [domain]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,691,000)	(1,553)	(1,421)
Direct and indirect holdings in own common equity tier 1 instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(390,000)	(243)	(331)
Deferred tax assets [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(815,000)	(844)	(988)
Other deductions and filters [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[2]	(1,129,000)	(1,242)	(2,412)
Total common equity tier 1 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(4,024,000)	(3,882)	(5,153)
Common equity TIER 1 CET1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		50,446,000	50,799	46,116
Capital instruments and share premium accounts classified as liabilities and qualifying as additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,303,000	5,638	5,715
Qualifying tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		185,000	386	319
Additional tier 1 (CET 1) before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,488,000	6,023	6,033
Transitional CET1 adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Total regulatory adjustments to additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Additional tier 1 AT1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,488,000	6,023	6,033
Capital instruments and share premium accounted as tier 2 [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		6,239,000	5,629	5,214
Qualifying tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		6,022,000	4,192	2,890
Credit risk adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		180,000	47	88
Tier 2 before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		12,441,000	9,868	8,192
Tier 2 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		(10,000)	(10)	(10)
Tier 2 after regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		€ 12,431,000	€ 9,858	€ 8,182
CET 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		12.70%	12.88%	12.67%
Tier 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		14.08%	14.40%	14.33%
Total capital phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		17.21%	16.90%	16.58%

[1]	(1) It includes the amount of the share buyback program not recognized for accounting purposes.
[2]	(3) As of December 31, 2023, the amount of the share buyback program for the year 2023, considered as a dividend approved by the General Shareholders' Meetings, was deducted.